Consolidated And Combined Statements Of Income And Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Petroleum product sales	$ 3,594,347	[1]	$ 3,762,612	[1]	$ 15,560,317	[1]	$ 16,854,985	[1]	$ 16,586,845	[1]
Merchandise sales	502,722		515,469		2,159,466		2,144,347		2,115,567
Ethanol sales and other	67,265		79,911		363,552		301,976		216,804
Total revenues	4,164,334		4,357,992		18,083,335		19,301,308		18,919,216
Costs and operating expenses
Petroleum product cost of goods sold	3,500,346	[1]	3,641,230	[1]	15,009,955	[1]	16,298,316	[1]	15,910,606	[1]
Merchandise cost of goods sold	432,462		448,796		1,877,630		1,855,641		1,851,867
Ethanol cost of goods sold	37,770		61,705		228,899		269,168		225,197
Station and other operating expenses	122,477		120,970		493,703		480,109		461,416
Depreciation and amortization	19,661		18,071		74,130		71,740		64,879
Impairment of properties							60,988
Selling, general and administrative	28,071		32,232		132,999		113,122		93,133
Accretion of asset retirement obligation	297		269		1,096		980		877
Total costs and operating expenses	4,141,084		4,323,273		17,818,412		19,150,064		18,607,975
Income from operations	23,250		34,719		264,923		151,244		311,241
Other income (expense)
Interest income	15		281		1,099		172		32
Interest expense	(9,095)		(127)		(14,509)		(384)		(408)
Gain (loss) on sale of assets	170		8		5,995		(1,005)		(363)
Other nonoperating income	112		17		169		92		311
Total other income (expense)	(8,798)		179		(7,246)		(1,125)		(428)
Income before income taxes	14,452		34,898		257,677		150,119		310,813
Income tax expense	5,600		14,344		101,351		63,705		122,960
Income from continuing operations	8,852		20,554		156,326		86,414		187,853
Income from discontinued operations, net of taxes	781		1,493		78,707		(2,846)		136,167
Net Income	$ 9,633		$ 22,047		$ 235,033		$ 83,568		$ 324,020
Earnings per share - basic:
Income from continuing operations	$ 0.19		$ 0.44		$ 3.34		$ 1.85		$ 4.02
Income (loss) from discontinued operations	$ 0.02		$ 0.03		$ 1.68		$ (0.06)		$ 2.91
Net income - basic	$ 0.21		$ 0.47		$ 5.03		$ 1.79		$ 6.93
Earnings per share - diluted:
Income from continuing operations	$ 0.19		$ 0.44		$ 3.34		$ 1.85		$ 4.02
Income (loss) from discontinued operations	$ 0.02		$ 0.03		$ 1.68		$ (0.06)		$ 2.91
Net income - diluted	$ 0.21		$ 0.47		$ 5.02		$ 1.79		$ 6.93
Weighted-average shares outstanding:
Basic	46,750		46,743		46,743		46,743		46,743
Diluted	46,884		46,743		46,858		46,743		46,743

[1]	Includes excise taxes of: $445,404$443,277$1,884,035 $1,962,660 $1,831,550